Investment Objectives and Goals	Apr. 29, 2025
Bond Plus Portfolio | Bond Plus Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Bond Plus Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Core Income Portfolio | Core Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Core Income Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks a high level of current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Diversified Bond Portfolio | Diversified Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Diversified Bond Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to maximize total return consistent with prudent investment management.
Floating Rate Income Portfolio | Floating Rate Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Floating Rate Income Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks a high level of current income.
High Yield Bond Portfolio | High Yield Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Bond Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks a high level of current income.
Inflation Managed Portfolio | Inflation Managed Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Inflation Managed Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to maximize total return consistent with prudent investment management.
Intermediate Bond Portfolio | Intermediate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to maximize total return.
Short Duration Bond Portfolio | Short Duration Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Bond Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks current income;
Objective, Secondary [Text Block]	capital appreciation is of secondary importance.
Total Return Portfolio | Total Return Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Total Return Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to maximize total return consistent with prudent investment management.
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Debt Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to maximize total return consistent with prudent investment management.
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Dividend Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks dividend income and long-term capital appreciation.
Equity Index Portfolio | Equity Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Equity Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Focused Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Hedged Equity Portfolio | Hedged Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Hedged Equity Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to provide capital appreciation.
Large-Cap Core Portfolio | Large-Cap Core Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Core Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	current income is of secondary importance.
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Large-Cap Value Portfolio | Large-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Large-Cap Value Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital;
Objective, Secondary [Text Block]	current income is of secondary importance.
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Mid-Cap Value Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	QQQ® Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Equity Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation; no consideration is given to income.
Small-Cap Index Portfolio | Small-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of small-capitalization companies.
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
Small-Cap Value Portfolio | Small-Cap Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Small-Cap Value Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Value Portfolio | Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Value Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Value Advantage Portfolio | Value Advantage Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Value Advantage Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks to provide long-term total return from a combination of income and capital gains.
Emerging Markets Portfolio | Emerging Markets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Equity Plus Bond Alpha Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks capital appreciation.
International Growth Portfolio | International Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
International Large-Cap Portfolio | International Large-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Large-Cap Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Small-Cap Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
International Value Portfolio | International Value Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	International Value Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]
This Fund seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Health Sciences Portfolio | Health Sciences Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Health Sciences Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
Real Estate Portfolio | Real Estate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Real Estate Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks current income and long-term capital appreciation.
Technology Portfolio | Technology Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Technology Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital.
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	ESG Diversified Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital and low to moderate income, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PSF Avantis Balanced Allocation Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital and low to moderate income.
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix — Conservative Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks current income and moderate growth of capital.
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix — Moderate Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital and low to moderate income.
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix — Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks moderately high, long-term growth of capital with low, current income.
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Pacific Dynamix — Aggressive Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks high, long-term growth of capital.
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Conservative Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks current income and preservation of capital.
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate-Conservative Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks current income and moderate growth of capital.
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Moderate Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks long-term growth of capital and low to moderate income.
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks moderately high, long-term capital appreciation with low, current income.
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Optimization Aggressive-Growth Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks high, long-term capital appreciation.
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD 1-3 Year Corporate Bond Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond generally to the total return of an index that tracks the short-term U.S. corporate bond market.
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Aggregate Bond Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. dollar-denominated investment grade bond market.
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD High Yield Bond Market Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond generally to the total return of an index that tracks the U.S. high yield corporate bond market.
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Large-Cap Growth Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of large-capitalization growth companies.
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Large-Cap Value Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of large-capitalization value companies.
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Mid-Cap Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of mid-capitalization companies.
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Small-Cap Growth Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of small-capitalization growth companies.
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Small-Cap Value Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index of small-capitalization value companies.
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Emerging Markets Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index that tracks emerging stock markets.
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD International Large-Cap Index Portfolio
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	This Fund seeks investment results that correspond to the total return of an index that tracks large-capitalization companies in foreign markets.